8. Convertible Notes (June 2019 Note) (Details Narrative) - Convertible Notes Payable [Member] - USD ($)	6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Aug. 16, 2018	Jun. 30, 2019	Dec. 31, 2018
Former Directors Company [Member]
Debt face amount			$ 500,000		$ 500,000
Debt stated interest rate			10.00%		10.00%
Debt maturity date			Apr. 30, 2019		Apr. 30, 2019
Beneficial conversion feature			$ 500,000
Interest expense debt	$ 258,258	$ 233,463			$ 285,304
Unamortized discount	0			$ 0
Private Placement [Member]
Debt face amount					$ 2,782,050
Debt issued during period	$ 651,050
Debt stated interest rate	10.00%			10.00%	10.00%
Debt maturity date	Apr. 30, 2019
Beneficial conversion feature	$ 572,924			$ 3,029,628	$ 2,456,704
Debt issuance costs	78,126			403,472	325,346
Interest expense debt	2,207,023	$ 2,043,937			$ 2,019,203
Unamortized discount	$ 0			$ 0